Exhibit 99.1

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Independent Accountant’s Report on Applying Asset Agreed Upon Procedures

The Board of Directors

Towd Point Mortgage Funding 2019-Granite 5 plc

Level 37, 25 Canada Square

London

E14 5LQ

United Kingdom

(the “Issuer”)

The Board of Directors

Cerberus European Residential Holdings BV

Oude Utrechtseweg 32

Baarn

Utrecht

3743 KN

Netherlands

(the “Seller”)

Merrill Lynch International

2 King Edward Street

London

EC1A 1HQ

(“BAML”, and the “Arranger”)

Morgan Stanley & Co. International PLC

25 Cabot Square

Canary Wharf

London

E14 4QA

(“MSCI”)

Wells Fargo Securities, LLC

375 Park Ave

New York

NY

10152

(“Wells Fargo, LLC” and together with BAML and MSCI, the “Joint Lead Managers”)

and the other Managers (as defined in Appendix 1 of the Engagement Letter)

5 November 2019

PROPOSED ISSUE BY TOWD POINT MORTGAGE FUNDING 2019-GRANITE 5 PLC OF CONSUMER LOAN BACKED NOTES (the “Issue”)

Dear Sirs and Madams

We have performed the procedures enumerated below, which were agreed to by the Issuer, the Seller, the Arranger, the Joint Lead Managers and the Managers (as defined in Appendix 1 of the Engagement Letter). The procedures were performed solely for the purpose of certain agreed upon procedures on certain loans (the “Loan Pool”) related to the issuance of consumer loan backed securities by the Issuer. This agreed upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Issuer, the Seller, the Arranger, the Joint Lead Managers and the Managers. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

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© 2019 Deloitte LLP. All rights reserved.

This report (the “Asset Agreed Upon Procedures Report”) is addressed to the Board of Directors of the Issuer, The Board of Directors of the Seller, the Arranger, the Joint Lead Managers and the Managers identified in Appendix 1 of the Engagement Letter who have agreed to participate in the proposed Issue.

These procedures were established with the Issuer, the Seller, the Arranger, the Joint Lead Managers and the Managers and the sufficiency of the procedures as described below is solely the responsibility of the Issuer, the Seller, the Arranger and the Joint Lead Managers.

The procedures that we performed and our findings are as follows:

1.	Scope of our work and factual findings

The procedures performed were as defined in Appendix 4 of the Engagement Letter (the “Agreed Upon Procedures”).

The Seller provided us with a data file ‘GR3 - Loan Level Data 30.09.2019 v2’ (the “First Pool Run”), which contained a total of 17,303 loans in the Loan Pool as at 30 September 2019 (the “cut-off date”).

A random sample of 455 loans was selected from the First Pool Run using the sampling approach below (the “Sample”).

The Seller then provided us with the data file ‘Cust Details - GR5 Sample Acconts.xls’, and together with the First Pool Run the “Sample Pool”) containing information for each loan in the Sample as at the cut-off date.

We have carried out the Agreed upon Procedures on the Sample on 4 November 2019.

The sampling approach

Sampling confidence is the probability that the actual errors, within a total population, are contained within the range of an estimate. Precision is the range of that estimate. The precision limit is the estimated maximum predicted number of errors within the total population. Sampling confidence and precision are stated in percentages.

Attribute sampling is a method of assessing the rate of occurrences of a specified attribute in a population and requires agreed upon procedures in relation to certain characteristics of a random sample of individual loans. In this case the Agreed Upon Procedures related to the documentation and procedures that support the Sample Pool contained in the First Pool Run.

Our method of calculating attribute sample sizes is based on the binomial probability distribution.

Statistical tests can only provide estimates of the error.

The procedures we have undertaken, set out in paragraphs 2.1 to 2.21 under the Pool agreed upon procedures sections below, have been limited to confirming that the selected attribute from the First Pool Run information relating to the Sample Pool agreed to the original loan documentation or copies thereof provided to us in the loan file. We are entitled to assume that the loan documentation is correct and we have not sought to independently verify this information. The loan documentation used in these Agreed Upon Procedures was the Application Form, Loan Agreement, Offer Letter, credit search and the primary system of record (the “System”).

Objectives

On the assumption that the information in the First Pool Run is a complete and accurate representation of the Loan Pool, the sample sizes chosen were designed with the objective of us being able to state that we are 99% confident that not more than 1% of the population of the First Pool Run contained an error in the relevant attribute. Where errors were found in the Sample Pool, we have re-calculated the percentage errors that there might be in the First Pool Run and noted the revised percentage below. It is for you to ensure you understand this basis of reporting and to determine whether the errors are acceptable to you and for the purposes of the Issue.

2.	Pool agreed upon procedures

For each loan in the Sample Pool we carried out the following agreed upon procedures and have given a confidence and precision percentage for each procedure.

2.1	Account Number

For each loan in the Sample Pool, we confirmed whether the account number shown on the Sample Pool agreed to the System. We found that the account number agreed to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.2	Originator

For each loan in the Sample Pool, we confirmed whether the originator shown on the Sample Pool agreed to the System (Northern Rock PLC = Brand Code 200). We found that the originator agreed to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.3	Borrower’s Name

In respect of the paragraphs below (2.3.1 to 2.3.2) “substantially agreed” is defined as being able to identify the name(s) even where minor typographical errors or reversals of initials had occurred.

2.3.1

For each loan in the Sample Pool, we have confirmed whether the principal borrower name shown in the Sample Pool substantially agreed to that shown on the System. We found the principal borrower name substantially agreed to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.3.2

For each loan in the Sample Pool, we have confirmed whether the principal borrower name shown in the Sample Pool substantially agreed to that shown on the Loan Agreement or Offer Letter. We found the principal borrower name substantially agreed to the Loan Agreement or Offer Letter, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.4	Property Address

In respect of the paragraphs below (2.4.1 to 2.4.2), we were instructed by the Seller that this procedure should not include agreeing the postcode if other segments of the property address were sufficient to substantially agree the property address.

For the avoidance of doubt, where postcodes are unavailable, incomplete or incorrect, while other segments of the property address are substantially agreed, this is not deemed to be an error.

2.4.1

For each loan in the Sample Pool, we have confirmed whether the security address shown in the Sample Pool substantially agreed to that shown on the System. We found the security address substantially agreed to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.4.2

For each loan in the Sample Pool, we have confirmed whether the security address shown in the Sample Pool substantially agreed to that shown on the Loan Agreement or Offer Letter. We found the security address substantially agreed to the Offer Letter, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.5	Borrower(s) Date of Birth

For each loan in the Sample Pool, we confirmed whether the principal borrower date of birth shown on the Sample Pool agreed to the System. We found that the principal borrower date of birth agreed to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.6	Amount Advanced

2.6.1

For each loan in the Sample Pool, we have confirmed whether the amount advanced in the Sample Pool agreed to that shown on the System. We found the amount advanced agreed to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.6.2

For each loan in the Sample Pool, we have confirmed whether the amount advanced in the Sample Pool agreed to that shown on the Loan Agreement or Offer Letter. We found the amount advanced agreed to the Loan Agreement or Offer Letter, except for 4 cases.

Deloitte ref	Description of error
DT013	Missing Loan Agreement/Offer Letter
DT021	Missing Loan Agreement/Offer Letter
DT027	Missing Loan Agreement/Offer Letter
DT047	Missing Loan Agreement/Offer Letter

As a result of the procedures performed there is a 99% confidence that not more than 3% of the First Pool Run contained errors.

2.7	Origination Date

For each loan in the Sample Pool, we confirmed whether the origination date shown on the Sample Pool agreed to the System. We found that the origination date agreed to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.8	Maturity Date

For each loan in the Sample Pool, we confirmed whether the maturity date shown on the Sample Pool agreed to the System. We found that the origination date agreed to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.9	Scheduled Payment Due

For each loan in the Sample Pool, we confirmed whether the scheduled payment due shown on the Sample Pool agreed to the System. We found that the scheduled payment due agreed to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.10	Loan Term

2.10.1	For each loan in the Sample Pool, we have confirmed whether the loan term shown in the Sample Pool agreed to that shown on the System. We found the loan term agreed to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.10.2

For each loan in the Sample Pool, we have confirmed whether the loan term shown in the Sample Pool agreed to that shown on the Loan Agreement or Loan Offer. We found the loan term agreed to the Loan Agreement or Loan Offer, except for 4 cases.

Deloitte ref	Description of error
DT013	Missing Loan Agreement/Offer Letter
DT021	Missing Loan Agreement/Offer Letter
DT027	Missing Loan Agreement/Offer Letter
DT047	Missing Loan Agreement/Offer Letter

As a result of the procedures performed there is a 99% confidence that not more than 3% of the First Pool Run contained errors.

2.12	Remaining Term

For each loan in the Sample Pool, we have confirmed whether the remaining term shown in the Sample Pool agreed to that shown in the System. We found the remaining term agreed to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.13	Repayment method

For each loan in the Sample Pool, we confirmed whether the repayment method shown in the Sample Pool agreed with that shown on the System. We found the repayment method agreed with the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.14	Interest Rate Type

For each loan in the Sample Pool, we confirmed whether the interest rate type shown in the Sample Pool agreed with that shown on the System. We found the interest rate type agreed with the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.15	Interest Rate Index

For each loan in the Sample Pool, we confirmed whether the current interest rate index shown in the Sample Pool agreed with that shown on the System. We found the current interest rate index agreed with the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.16	Interest Rate

For each loan in the Sample Pool, we confirmed that the current interest rate shown in the Sample Pool agreed with that shown on the System. We found the current interest rate agreed with the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.17	Income Amount

For each loan in the Sample Pool, we confirmed whether the income amount shown in the Sample Pool at origination agreed to that shown on the System. We found the income amount agreed to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.18	Current Outstanding Balance (including principal, accrued interest and fees)

For each loan in the Sample Pool, we have confirmed whether the current outstanding balance shown in the Sample Pool agreed, to within ±£50 of that shown in the System as at the cut-off date. We found the current outstanding balance agreed, to within ±£50 of that shown on the System as at the cut-off date, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.19	Arrears Balance

For each loan in the Sample Pool, we have confirmed whether the consolidated arrears balance shown in the Sample Pool agreed, to within ±£50 of that shown in the System as at the cut-off date. We found the consolidated arrears balance agreed to within ±£50 of that shown on the System as at the cut-off date, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.20	Days in Arrears

For each loan in the Sample Pool, we have confirmed whether the days in arrears agreed to that shown in the System as at the cut-off date. We found that the days in arrears agreed to that shown in the System as at the cut-off date, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.21	Document Signatories

For each loan in the Sample Pool, we have confirmed whether the Loan Agreement or Application Form was signed in the space designated for the borrower(s). We found that the Loan Agreement or Application Form was signed in the space designated for the borrower(s), except for 2 cases.

Deloitte ref	Description of error
DT013	Missing Loan Agreement/Application Form
DT027	Missing Loan Agreement/Application Form

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

2.22 Credit Search

For each loan in the Sample Pool, we have confirmed whether a credit score was shown on the Sample Pool or a credit search had been carried out in the name of the borrower(s). We found that a credit score was shown on the Sample Pool or a credit search had been carried out in the name of the borrower(s), with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

3.	Scope of our Asset Agreed Upon Procedures Report

The scope of our work in preparing this Asset Agreed Upon Procedures Report was limited solely to those procedures set out above. We were not engaged to and did not conduct an audit the objective of which would be the expression of an opinion on the matters subject to the procedures described above. Accordingly we do not express any opinion or overall conclusion on the procedures we have performed. You are responsible for determining whether the scope of our work specified is sufficient for your purposes and we make no representation regarding the sufficiency of these procedures for your purposes. If we were to perform additional procedures, other matters might come to our attention that would be reported to you.

This Asset Agreed Upon Procedures Report should not be taken to supplant any other enquiries and procedures that may be necessary to satisfy the requirements of the recipients of this Asset Agreed Upon Procedures Report.

This Asset Agreed Upon Procedures Report has been prepared for use in connection with the offering of securities inside of the United States and in accordance with United States attestation standards established by the American Institute of Certified Public Accountants and not in accordance with United Kingdom or other professional standards. This Asset Agreed Upon Procedures Report is only intended to be relied on in connection with any obligations or responsibilities in connection with the Issue that you may have under any legislation, regulations and/or rule of law under United States federal or state securities law. We accept no responsibility to, and deny any liability to, any person or in any way arising from or in connection with the use of this Asset Agreed Upon Procedures Report in connection with any offering of securities outside the United States.

4.	Use of this Asset Agreed Upon Procedures Report

Subject to the terms specified in in our Engagement Letter dated 4 November 2019, this Asset Agreed Upon Procedures Report is provided solely for the private information and use of the Issuer, the Seller, the Arranger, the Joint Lead Managers and the Managers and is not intended to be and should not be used by anyone other than the Issuer, the Seller, the Arranger, the Joint Lead Managers and the Managers. This Agreed Upon Procedures Report should not be included in any publicly filed or publicly available document nor should this Agreed Upon Procedure Report, the services performed hereunder, or Deloitte’s engagement hereunder be referred to in any publicly filed or publicly available document, in each case, except under the terms specified in our Engagement Letter. For the avoidance of doubt, the Arranger, the Joint Lead Managers and the Managers are being provided with the Asset Agreed Upon Procedures Report in their capacity as addressees and not the engaging party.

If you have any questions or would like to discuss the content of this Asset Agreed Upon Procedures Report please do not hesitate to contact Dan Keeble on 0207 303 4461.

Yours truly,

Deloitte LLP